Average Annual Total Returns - Class K Shares - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	12.22%
5 Years	8.02%
Since Inception	6.40%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	11.09%
5 Years	7.06%
Since Inception	5.50%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.32%
5 Years	5.90%
Since Inception	4.74%
Inception Date	May 31, 2011